CONCENTRATION OF CUSTOMERS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 675,602	$ 349,991	$ 301,600
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		83.00%	78.00%	57.00%
Customer B
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 369,333	$ 187,217	$ 57,859
Customer A
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		126,759	$ 84,226	$ 115,412
Customer D
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	[1]	$ 67,431

[1]	Represents less than 10%